Commitments and Contingencies (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 03, 2024
Restructuring Cost and Reserve [Line Items]
Common stock bid price				$ 1.00
Northland Securities [Member]
Restructuring Cost and Reserve [Line Items]
Termination fee	$ 150,000
The Benchmark Company LLC Right Of First Refusal [Member]
Restructuring Cost and Reserve [Line Items]
Business combination reason, description		Pursuant to the Amendment Engagement, the parties agreed that the Company would pay Benchmark $230,000 at the closing of the business combination and an additional $435,000 on October 25, 2023.	Pursuant to the Amendment Engagement, the parties agreed that the Company would pay Benchmark $230,000 at the closing of the business combination and an additional $435,000 on October 25, 2023.